Disaggregated Revenues - Schedule of Partial and Fully Unsatisfied Performance Obligation (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)
June 30, 2025 [Member]
Partial and fully unsatisfied performance obligation as at:
Partial and fully unsatisfied performance obligation			RM 32,658,000
Partial and fully unsatisfied performance obligation (in Dollars)			32,658,000
June 30, 2026 [Member]
Partial and fully unsatisfied performance obligation as at:
Partial and fully unsatisfied performance obligation	28,339,100	$ 6,942,455
Partial and fully unsatisfied performance obligation (in Dollars)	RM 28,339,100	$ 6,942,455